Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Unrealized Hedging (Losses) Gains	Foreign Currency Translation	Defined Benefit Plans	Total Accumulated Other Comprehensive Loss, net of tax	Total Equity	Noncontrolling Interests
Beginning Balance (in shares) at Dec. 31, 2015		139.5
Beginning balance at Dec. 31, 2015	$ 1,025.6	$ 1,394.9	$ 187.2	$ (493.0)	$ (2.5)	$ (70.5)	$ 0.5	$ (72.5)	$ 1,016.6	$ 9.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition and disposal of non-controlling interest	(22.1)		(11.4)			(2.4)		(2.4)	(13.8)	(8.3)
Share issuances (in shares)		3.1
Share issuances	39.7	$ 31.1	8.6	0.0					39.7	0.0
Net loss	(434.6)			(434.2)					(434.2)	(0.4)
Stock-based compensation (in shares)		0.5
Stock-based compensation	50.8	$ 4.8	46.0						50.8
Foreign currency translation	(82.9)					(82.6)		(82.6)	(82.6)	(0.3)
Defined benefit plans actuarial gain	(11.0)						(11.0)	(11.0)	(11.0)
Unrealized gain on hedging instruments	31.0				31.0			31.0	31.0
Amounts reclassified from AOCI to the statement of operations	(11.0)				(11.1)		0.1	(11.0)	(11.0)
Ending Balance (in shares) at Dec. 31, 2016		143.1
Ending balance at Dec. 31, 2016	585.5	$ 1,430.8	230.4	(927.2)	17.4	(155.5)	(10.4)	(148.5)	585.5	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuances (in shares)		1.3
Share issuances	17.6	$ 13.9	3.7						17.6
Net loss	(221.3)			(221.3)					(221.3)
Stock-based compensation (in shares)		0.7
Stock-based compensation	54.3	$ 6.6	47.7						54.3
Foreign currency translation	54.4					54.4		54.4	54.4
Defined benefit plans actuarial gain	2.3						2.3	2.3	2.3
Unrealized gain on hedging instruments	(14.6)				(14.6)			(14.6)	(14.6)
Amounts reclassified from AOCI to the statement of operations	19.2				16.8		2.4	19.2	19.2
Other activity	2.0		2.0						2.0
Ending Balance (in shares) at Dec. 31, 2017		145.1
Ending balance at Dec. 31, 2017	499.4	$ 1,451.3	283.8	(1,148.5)	19.6	(101.1)	(5.7)	(87.2)	499.4	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital reduction (see Note 1)	0.0	$ (1,436.7)	1,436.7
Share issuances (in shares)		8.0
Share issuances	9.6	$ 0.8	8.8						9.6
Net loss	(185.8)			(185.8)					(185.8)
Stock-based compensation (in shares)		1.2
Stock-based compensation	78.0	$ 0.1	77.9						78.0
Foreign currency translation	(62.3)					(62.3)		(62.3)	(62.3)
Defined benefit plans actuarial gain	0.8						0.8	0.8	0.8
Unrealized gain on hedging instruments	7.5				7.5			7.5	7.5
Amounts reclassified from AOCI to the statement of operations	(13.2)				(13.2)			(13.2)	(13.2)
Proceeds from IPO and Concurrent Private Placement, net of underwriting and other expenses		62.3
Proceeds from IPO and Concurrent Private Placement, net of underwriting and other expenses	993.6	$ 6.2	987.4						993.6
Other activity	(3.4)		(3.4)						$ (3.4)
Ending Balance (in shares) at Dec. 31, 2018		216.6
Ending balance at Dec. 31, 2018	$ 1,360.1	$ 21.7	$ 2,791.2	$ (1,298.4)	$ 13.9	$ (163.4)	$ (4.9)	$ (154.4)		$ 0.0